CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows

	As of December 31,
	2019	2020

Cash	5,810,938	16,259,457
Restricted cash - current assets	34,299	86,829
Restricted cash - non-current assets	128,025	146,643

Total cash and restricted cash shown in the consolidated statements of cash flows	5,973,262	16,492,929